Note 5 - Short-term Investments	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Other Assets Disclosure [Text Block]

5. Short-term investments:

During the six-month periods ended June 30, 2023 and 2022, the Company invested an amount of $182,135 and $29,929, respectively, in zero-coupon U.S. treasury bills (the “Bills”). As of June 30, 2023, the Company holds three Bills with an aggregate face value of $149,000 at a cost of $146,773. As of December 31, 2022, the Company held five Bills with an aggregate face value of $121,000 at a cost of $118,927. All Bills have a maturity exceeding three months at the time of purchase and are stated at amortized cost, which approximates their fair value.